Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Homestead Funds Trust
(The "Trust")
Rural America Growth & Income Fund,
a series of the Trust
Supplement Dated April 29, 2024     to the Prospectus dated May 1, 2024
IMPORTANT NOTICE
As previously announced, the Board of Trustees of the Trust (the "Board"), based upon the recommendation of Homestead Advisers Corp., the Trust's investment adviser (the "Adviser"), has determined to liquidate and terminate the Rural America Growth & Income Fund (the "Fund"). Due to the small amount of assets in the Fund and the expectation that the Fund's assets will not grow sufficiently in the foreseeable future, the Adviser believes that the Fund cannot continue to conduct its operations in an economically viable manner and that it is in the best interests of the Fund and its shareholders to liquidate and terminate the Fund. After considering all the information presented to the Board, the Board concluded that it would be in the best interests of the Fund and its shareholders to liquidate and terminate the Fund. To facilitate the orderly closure of the Fund, the Board has adopted a Plan of Liquidation and Termination for the Fund (the "Plan"). Shareholders who do not sell their shares of the Fund before the liquidation date set forth in the Plan, currently expected to be the close of business on June 12, 2024, will receive a liquidating distribution in cash equal to the amount of the net asset value of their shares. Thereafter, the Fund will be liquidated and dissolved, and all references to the Fund herein shall be removed.
Effective as of the close of business on April 30, 2024, the Fund is closed and will not accept any purchase orders. In connection with the termination of the Fund and as the Adviser deems appropriate, the Fund will begin the process of liquidating its portfolio securities and shareholders should be aware that the Fund will not be pursuing its stated investment objective or engaging in any business activities except for the purpose of winding up its affairs.
Prior to the close of business on June 10, 2024, shareholders of the Fund may exchange shares of the Fund for shares of the same class of any of the other Homestead Funds.
For taxable shareholders, the liquidating distribution will generally be treated as a redemption of shares and such shareholders may recognize a gain or loss for federal income tax purposes. Shareholders should consult with their tax advisors for information regarding all tax consequences applicable to investments in the Fund.
For more information, please call Homestead Funds at 800-258-3030.
Homestead Funds Trust
(The "Trust")
Rural America Growth & Income Fund,
a series of the Trust
Supplement Dated April 29, 2024
to the
Statement of Additional Information dated May 1, 2024
IMPORTANT NOTICE
As previously announced, the Board of Trustees of the Trust (the "Board"), based upon the recommendation of Homestead Advisers Corp., the Trust's investment adviser (the "Adviser"), has determined to liquidate and terminate the Rural America Growth & Income Fund (the "Fund"). Due to the small amount of assets in the Fund and the expectation that the Fund's assets will not grow sufficiently in the foreseeable future, the Adviser believes that the Fund cannot continue to conduct its operations in an economically viable manner and that it is in the best interests of the Fund and its shareholders to liquidate and terminate the Fund. After considering all the information presented to the Board, the Board concluded that it would be in the best interests of the Fund and its shareholders to liquidate and terminate the Fund. To facilitate the orderly closure of the Fund, the Board has adopted a Plan of Liquidation and Termination for the Fund (the "Plan"). Shareholders who do not sell their shares of the Fund before the liquidation date set forth in the Plan, currently expected to be the close of business on June 12, 2024, will receive a liquidating distribution in cash equal to the amount of the net asset value of their shares. Thereafter, the Fund will be liquidated and dissolved, and all references to the Fund herein shall be removed.
Effective as of the close of business on April 30, 2024, the Fund is closed and will not accept any purchase orders. In connection with the termination of the Fund and as the Adviser deems appropriate, the Fund will begin the process of liquidating its portfolio securities and shareholders should be aware that the Fund will not be pursuing its stated investment objective or engaging in any business activities except for the purpose of winding up its affairs.
Prior to the close of business on June 10, 2024, shareholders of the Fund may exchange shares of the Fund for shares of the same class of any of the other Homestead Funds.
For taxable shareholders, the liquidating distribution will generally be treated as a redemption of shares and such shareholders may recognize a gain or loss for federal income tax purposes. Shareholders should consult with their tax advisors for information regarding all tax consequences applicable to investments in the Fund.
For more information, please call Homestead Funds at 800-258-3030.

Short-Term Government Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Short-Term Government Securities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Short-Term Government Securities Fund seeks a high level of current income from investments in a portfolio of securities backed by the full faith and credit of the U.S. Government.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 442% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	442.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for any fee waiver or expense reimbursement, which, if applicable, is only in effect during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets (plus borrowing for investment purposes) in fixed-income securities whose principal and interest payments are guaranteed by the U.S. Government. These investments may include:
•
U.S. Treasury securities
•
securities issued by U.S. Government agencies and instrumentalities
•
other securities whose principal and interest payments are guaranteed by the U.S. Government.
In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to be three years or less.
The Fund may also invest in other types of securities, including municipal bonds, mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial paper, asset-backed securities, corporate bonds and money market securities.
In selecting the portfolio holdings for the Fund, Homestead Advisers considers, among other factors, its outlook for the economy, monetary policy, interest rates and, to a lesser extent, credit spreads.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for the 1-, 5-, and 10-year periods compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting homesteadfunds.com or by calling 800.258.3030.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for the 1-, 5-, and 10-year periods compared with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.258.3030
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	homesteadfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart, the Fund’s best and worst quarters were as follows:
Best Quarter:
Q4 2023 | 3.23%
Worst Quarter:
Q1 2022 | -2.93%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns periods ended 12/31/23
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as individual retirement accounts ("IRAs") or employer-sponsored retirement plans.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For the Fund’s current yield, call 800.258.3030.
Short-Term Government Securities Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with all investments, you may lose money by investing in the Fund.
Short-Term Government Securities Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk The risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, political, economic or market developments, or other external factors, such as outbreaks of infectious illnesses or other widespread public health issues, outbreaks of war or sanctions in response to military incursions and natural disasters such as floods, droughts, fires, extreme storms, earthquakes or volcanic eruptions. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. These risks may be heightened for fixed income securities in low interest rate environments.

Short-Term Government Securities Fund | Debt Securities Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risks
Credit risk: The risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. As a result, the Fund’s income might be reduced, the value of the Fund’s investment might fall, and/or the Fund could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due.
Extension risk: The risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.
Income Risk:  The risk that the value of the Fund’s fixed-income investments may be adversely affected by changes in interest rates and/or inflation. The value of the fund’s investments may decline due to falling or rising interest rates or other factors. In a rising interest rate environment, investors in fixed income securities may leave the fixed income investment market on a large scale, which could adversely affect the price of the fixed-income securities and reduce their liquidity. Increased redemption requests may force the fund to liquidate investments when it is not advantageous to do so. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. During market conditions in which short-term interest rates are at low levels it is possible that the Fund will generate an insufficient amount of income to pay its expenses, and that it will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Fund would, during these conditions, maintain a substantial portion of its assets in cash, on which it may earn little, if any, income. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Interest rate risk: The risk that debt instruments will change in value because of actual or expected changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration, which means the value of the instrument will generally decline if interest rates increase. The value of debt instruments will also generally decline if inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Inflation rates may change frequently and significantly as a result of changes in the domestic or global economy or changes in fiscal or monetary policies.

Short-Term Government Securities Fund | Investing in the United States Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Investing in the United States Risk A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States are changing many aspects of financial, commercial, public health, environmental, and other regulation and may have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future. Although elevated debt levels do not necessarily indicate or cause economic problems, elevated public debt service costs may constrain future economic growth.
The United States has developed increasingly strained relations with a number of foreign countries. If relations with certain countries deteriorate, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. The United States has also experienced increased internal political instability. If these trends were to continue, it may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

Short-Term Government Securities Fund | U S Government Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Securities Risk The risk that the value of U.S. Government securities can decrease due to changes in interest rates, statutory debt limit negotiations, default or changes to the financial condition or credit rating of the U.S. Government.

Short-Term Government Securities Fund | Asset Backed and Mortgage Backed Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Asset-Backed and Mortgage-Backed Securities Risk The risk that defaults, or perceived increases in the risk of defaults, on the obligations underlying asset-backed and mortgage-backed securities, including mortgage pass-through securities and CMOs, significant credit downgrades and illiquidity may impair the value of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity resulting in the Fund having to reinvest proceeds at a lower interest rate) and extension risk (when rates of repayment of principal are slower than expected, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security) than do other types of fixed income securities. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.

Short-Term Government Securities Fund | Commercial Paper Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Commercial Paper Risk Investments in commercial paper are subject to the risk that the issuer cannot issue enough new commercial paper to satisfy its obligations with respect to its outstanding commercial paper, also known as rollover risk. Commercial paper is generally unsecured, which increases the credit risk associated with this type of investment. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities. The value of commercial paper will tend to fall when interest rates rise and rise when interest rates fall.

Short-Term Government Securities Fund | Corporate Bond Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Corporate Bond Risk Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

Short-Term Government Securities Fund | Municipal Bond Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Municipal Bond Risk  Factors unique to the municipal bond market may negatively affect the value of the Fund’s investment in municipal bonds. The Fund may invest in a group of municipal obligations that are related in such a way that an economic, business, or political development affecting one would also affect the others. In addition, the municipal bond market, or portions thereof, may experience substantial volatility or become distressed, and individual bonds may go into default, which would lead to heightened risks of investing in municipal bonds generally. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality.

Short-Term Government Securities Fund | Money Market Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Money Market Securities Risk The value of a money market instrument typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Money market funds are not designed to offer capital appreciation. Certain money market funds in which the Fund may invest may impose a fee upon the sale of shares which may adversely affect the Fund’s returns or liquidity.

Short-Term Government Securities Fund | Portfolio Turnover Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Portfolio Turnover Risk The risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in the recognition of taxable capital gains (including short-term capital gains, which are generally taxable at ordinary income rates to shareholders subject to tax when distributed by the Fund).

Short-Term Government Securities Fund | Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk The risk that the value of a security may decline because of adverse events or circumstances that directly relate to the issuer.
Short-Term Government Securities Fund | Manager Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Manager Risk The risk that the manager's decisions, including security selection, will cause the Fund to underperform relative to the Fund’s peers. There can be no assurance that the manager's investment techniques and decisions will produce the desired results. The Fund’s ability to achieve its investment objective is dependent upon the manager's ability to identify profitable investment opportunities for the Fund. The past experience of the portfolio manager(s), including with other strategies and funds, does not guarantee future results for the Fund.

Short-Term Government Securities Fund | Short-Term Government Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Sales Charge on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Deferred Sales Charge on Redemptions	rr_MaximumDeferredSalesChargeOverOther	none
Sales Charge on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[1]
1 YR	rr_ExpenseExampleYear01	$ 77
3 YR	rr_ExpenseExampleYear03	259
5 YR	rr_ExpenseExampleYear05	457
10 YR	rr_ExpenseExampleYear10	$ 1,029
2014	rr_AnnualReturn2014	1.16%
2015	rr_AnnualReturn2015	0.46%
2016	rr_AnnualReturn2016	0.45%
2017	rr_AnnualReturn2017	0.87%
2018	rr_AnnualReturn2018	1.20%
2019	rr_AnnualReturn2019	3.36%
2020	rr_AnnualReturn2020	4.13%
2021	rr_AnnualReturn2021	(1.18%)
2022	rr_AnnualReturn2022	(5.41%)
2023	rr_AnnualReturn2023	4.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.93%)
1 YR	rr_AverageAnnualReturnYear01	4.68%
5 YR	rr_AverageAnnualReturnYear05	1.04%
10 YR	rr_AverageAnnualReturnYear10	0.93%
Short-Term Government Securities Fund | Returns after taxes on distributions | Short-Term Government Securities Fund
Risk/Return:	rr_RiskReturnAbstract
1 YR	rr_AverageAnnualReturnYear01	3.60%
5 YR	rr_AverageAnnualReturnYear05	0.36%
10 YR	rr_AverageAnnualReturnYear10	0.38%
Short-Term Government Securities Fund | Returns after taxes on distributions and sale of fund shares | Short-Term Government Securities Fund
Risk/Return:	rr_RiskReturnAbstract
1 YR	rr_AverageAnnualReturnYear01	2.75%
5 YR	rr_AverageAnnualReturnYear05	0.52%
10 YR	rr_AverageAnnualReturnYear10	0.48%
Short-Term Government Securities Fund | ICE BofA 1-5 Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YR	rr_AverageAnnualReturnYear01	4.30%
5 YR	rr_AverageAnnualReturnYear05	1.21%
10 YR	rr_AverageAnnualReturnYear10	1.15%

[1]	Homestead Advisers has contractually agreed, through at least April 30, 2025, to limit the Fund’s operating expenses to an amount not to exceed 0.75% of the Fund's average daily net assets. Operating expenses exclude interest; taxes; brokerage commissions; other expenditures that are capitalized in accordance with generally accepted accounting principles; other extraordinary expenses not incurred in the ordinary course of the Fund’s business; and acquired fund fees and expenses such as the fees and expenses associated with an investment in (i) an investment company or (ii) any company that would be an investment company under Section 3(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), but for the exceptions to that definition provided for in Sections 3(c)(1) and 3(c)(7) of the 1940 Act. This waiver agreement will terminate immediately upon termination of the Fund’s Management Agreement and may be terminated by the Fund upon 60 days’ notice.